Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets, Gross, Total	$ 4,386,184	$ 4,317,025
Deferred Tax Assets, Operating Loss Carryforwards, Total	3,156,960	3,114,714
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	13,205,414
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,298,744
Deferred Tax Assets, Valuation Allowance	4,386,184	4,280,823
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	2,448	7,815
Unrecognized Tax Benefits, Income Tax Penalties Accrued	0	5,113
Income Tax Examination, Penalties and Interest Accrued, Total	16,055	13,607
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	20,630	$ 21,144
Decrease in Unrecognized Tax Benefits is Reasonably Possible	3,000
AOS Acquisition [Member]
Deferred Tax Assets, Gross, Total				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards, Total	$ 896,000			$ 4,455,525